Item 1. Schedule of Investments:
--------------------------------
Putnam Minnesota Tax Exempt Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Minnesota Tax Exempt Income Fund
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The fund's portfolio
August 31, 2004 (Unaudited)

KEY TO ABBREVIATIONS

  AMBAC -- AMBAC Indemnity Corporation
  COP -- Certificate of Participation
  FGIC -- Financial Guaranty Insurance Company
  FSA -- Financial Security Assurance
  GNMA Coll. -- Government National Mortgage Association Collateralized
  G.O. Bonds -- General Obligation Bonds
  MBIA -- MBIA Insurance Company
  U.S. Govt. Coll. -- U.S. Government Collateralized
  VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (97.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                  Rating (RAT)        Value
-----------------------------------------------------------------------------------------------------------
Louisiana (0.2%)
-----------------------------------------------------------------------------------------------------------
       $420,000  LA Pub. Fac. Auth. Hosp. Rev. Bonds
                 (Lake Charles Memorial Hosp.), 8 5/8s,
                 12/1/30                                                          CCC/P            $336,525

Minnesota (96.2%)
-----------------------------------------------------------------------------------------------------------
                 Bemidji, Hosp. Fac. Rev. Bonds (First
                 Mtge.-North Country Hlth.)
        250,000  5 5/8s, 9/1/21                                                   A                 261,563
      1,760,000  5 5/8s, 9/1/15                                                   A               1,856,800
      1,560,000  Big Lake, G.O. Bonds (Indpt. School
                 Dist. No. 728), Ser. C, FSA, 5s, 2/1/21                          Aaa             1,634,100
                 Brainerd, G.O. Bonds (Indpt. School
                 Dist. No. 181), Ser. A, FGIC
      1,000,000  5s, 2/1/20                                                       Aaa             1,065,000
      1,000,000  5s, 2/1/13                                                       Aaa             1,110,000
        955,000  Chaska, Indl. Dev. Rev. Bonds (Lifecore
                 Biomedical, Inc.), 10 1/4s, 9/1/20                               BB/P              974,100
      1,000,000  Cohasset, Poll. Control Rev. Bonds
                 (Allete, Inc.), 4.95s, 7/1/22                                    A               1,011,250
      1,000,000  Dakota Cnty., Cmnty. Dev. Agcy. G.O.
                 Bonds (Sr. Hsg. Fac.), 5s, 1/1/21                                Aa1             1,048,750
                 Duluth, Econ. Dev. Auth. Hlth. Care Fac.
                 Rev. Bonds
        875,000  (St. Luke's Hosp.), 7 1/4s, 6/15/32                              BB                906,719
        200,000  (BSM Properties, Inc.), AMBAC, 5 7/8s,
                 12/1/28                                                          BB/P              194,000
      1,000,000  Duluth, Gross Rev. Bonds (Rec. Fac. -
                 Duluth Entertainment), U.S. Govt. Coll.,
                 7.6s, 12/1/11                                                    Baa2            1,035,740
        750,000  East Grand Forks, Poll. Rev. Bonds
                 (American Crystal Sugar), Ser. A, 6s,
                 4/1/18                                                           BBB+              788,438
      1,000,000  Elk River, G.O. Bonds (Indpt. School
                 Dist. No. 728), Ser. A, MBIA, 5s, 2/1/19                         Aaa             1,061,250
      1,440,000  Hennepin Cnty., G.O. Bonds, Ser. A, 5
                 1/8s, 12/1/19                                                    Aaa             1,530,000
      1,000,000  Hutchinson, G.O. Bonds (Indpt. School
                 Dist. No. 423), Ser. A, 5 3/4s, 2/1/13                           Aa1             1,097,500
        750,000  Intl. Falls, Poll. Control Rev. Bonds
                 (Boise Cascade Corp.), 5.65s, 12/1/22                            BB                734,063
      2,610,000  Itasca Cnty., G.O. Bonds (Indpt. School
                 Dist. No. 318), FSA, 5s, 2/1/15                                  AAA             2,841,638
      1,430,000  Lake Superior, G.O. Bonds (Indpt. School
                 Dist. No. 381), FSA, 5s, 4/1/14                                  Aaa             1,587,300
                 Lakeville, G.O. Bonds (Indpt. School
                 Dist. No. 194)
      2,000,000  Ser. A, FGIC, 5 1/2s, 2/1/24                                     Aaa             2,177,500
      1,440,000  Ser. C, FSA, 5s, 2/1/15                                          Aaa             1,575,000
      1,600,000  Martin Cnty., Hosp. Rev. Bonds (Fairmont
                 Cmnty. Hosp. Assn.), 6 5/8s, 9/1/22                              BBB-/P          1,632,000
      1,550,000  Medford, G.O. Bonds (Indpt. School Dist.
                 No. 763), Ser. A, FSA, 5 1/2s, 2/1/31                            Aaa             1,652,688
      1,800,000  Minneapolis & St. Paul, Arpt. Rev.
                 Bonds, Ser. C, FGIC, 5 1/2s, 1/1/16                              Aaa             2,004,750
      1,000,000  Minneapolis & St. Paul, Hsg. & Redev.
                 Auth. Hlth. Care Syst. Rev. Bonds
                 (Children's Hlth. Care Syst.), Ser. A,
                 FSA, 5.7s, 8/15/16                                               Aaa             1,053,670
                 Minneapolis & St. Paul, Metro. Arpt.
                 Comm. Rev. Bonds, Ser. A, MBIA
      1,000,000  5s, 1/1/28                                                       Aaa             1,020,000
      1,500,000  5s, 1/1/21                                                       Aaa             1,578,750
      1,705,000  Minneapolis, Cmnty. Dev. Agcy. Supported
                 Dev. Rev. Bonds, Ser. G-3, 5.45s,
                 12/1/31                                                          A-              1,766,806
      1,095,000  Minneapolis, COP (Special School Dist.
                 No. 001), Ser. B, FSA, 5s, 2/1/12                                Aaa             1,220,925
                 Minneapolis, G.O. Bonds
      2,000,000  (Sports Arena), 5.2s, 10/1/24                                    AAA             2,077,500
      1,500,000  (Pub. Impt.), Ser. B, 5 1/8s, 12/1/24                            AAA             1,552,500
      1,200,000  (Pub. Impt.), 5s, 12/1/18                                        AAA             1,269,000
      1,000,000  Minneapolis, Hlth. Care Syst. Rev. Bonds
                 (Fairview Hlth. Svcs.), Ser. B, MBIA,
                 5s, 5/15/10                                                      Aaa             1,103,750
                 Minneapolis, Multi-Fam. Rev. Bonds
      1,190,000  (East Bank), GNMA Coll., 5 3/4s,
                 10/20/42                                                         Aaa             1,234,625
      1,000,000  (Bottineau Commons), GNMA Coll., 5.45s,
                 4/20/43                                                          Aaa             1,030,000
                 Minneapolis, Rev. Bonds (Walker
                 Methodist Sr. Svcs.)
        425,000  Ser. A, 6s, 11/15/28                                             B+/P              328,844
        250,000  Ser. C, 6s, 11/15/28                                             B+/P              193,438
      1,675,000  Minneapolis, Tax Increment G.O. Bonds,
                 Ser. E, 5s, 3/1/26                                               AAA             1,704,313
      2,715,000  Minnetonka, G.O. Bonds (Indpt. School
                 Dist. No. 276), Ser. B, 5 3/4s, 2/1/22                           Aa1             2,989,894
                 MN Agricultural & Econ. Dev. Board Rev.
                 Bonds
      1,500,000  (Evangelical Lutheran), 6 5/8s, 8/1/25                           A3              1,606,875
      3,000,000  (Hlth. Care Syst. - Fairview Hosp.),
                 Ser. A, MBIA, 5 1/2s, 11/15/17                                   Aaa             3,292,500
      1,400,000  (Hlth. Care - Benedictine Hlth.), Ser.
                 A, MBIA, 5 1/4s, 2/15/14                                         Aaa             1,529,500
        500,000  (Hlth. Care - Benedictine Hlth.), Ser.
                 A, MBIA, 5s, 2/15/23                                             Aaa               515,625
      1,035,000  MN Pub. Fac. Auth. Trans. Rev. Bonds
                 (Closed Lane Pool), 5s, 3/1/10                                   Aa2             1,146,263
                 MN Pub. Fac. Auth. Wtr. Poll. Control
                 Rev. Bonds, Ser. A
      1,000,000  5 1/4s, 3/1/17                                                   Aaa             1,083,750
      1,500,000  5s, 3/1/17                                                       Aaa             1,618,125
                 MN State G.O. Bonds
      1,500,000  5s, 11/1/19                                                      AAA             1,591,875
      1,000,000  4s, 8/1/11                                                       AAA             1,058,750
      3,000,000  (Duluth Arpt.) Ser. 95A, 6 1/4s, 8/1/14                          AAA             3,123,660
                 MN State Higher Ed. Fac. Auth. Rev.
                 Bonds
        580,000  (U. of St. Thomas), Ser. 4-P, 5.4s,
                 4/1/23                                                           A2                601,025
        500,000  (The College of St. Catherine), 5 3/8s,
                 10/1/32                                                          Baa1              515,625
      1,000,000  (St. John's U.), Ser. 4-L, 5.35s,
                 10/1/17                                                          A3              1,052,500
      1,000,000  (U. St. Thomas), Ser. 5-Y, 5 1/4s,
                 10/1/34                                                          A2              1,022,500
        500,000  (St. John's U.), Ser. 5-I, 5 1/4s,
                 10/1/26                                                          A3                517,500
        250,000  (College of St. Benedict), Ser. 5-W, 5
                 1/4s, 3/1/24                                                     Baa2              255,938
        500,000  (The College of St. Catherine), 5s,
                 10/1/18                                                          Baa1              517,500
      5,405,000  MN State Higher Ed. Fac. Auth. VRDN (St.
                 Olaf College), Ser. 5-M1, 1.35s, 10/1/32                         VMIG1           5,405,000
      1,000,000  Monticello, Big Lake Cmnty. Hosp. Dist.
                 Gross Rev. Bonds (Hlth. Care Fac.), Ser.
                 A, 5 3/4s, 12/1/19                                               BBB-/P          1,011,250
                 Morris, G.O. Bonds (Indpt. School Dist.
                 No. 769), MBIA
      1,000,000  5s, 2/1/18                                                       Aaa             1,081,250
      1,150,000  5s, 2/1/17                                                       Aaa             1,250,625
                 Mounds View, G.O. Bonds (Indpt. School
                 Dist. No. 621), Ser. A
      1,250,000  5 3/8s, 2/1/20                                                   Aa2             1,362,500
      1,000,000  5 1/4s, 2/1/15                                                   Aa2             1,097,500
        500,000  New Hope, Hsg. & Hlth. Care Rev. Bonds
                 (MN Masonic Home North Ridge), 5 7/8s,
                 3/1/29                                                           B+/P              510,000
                 North St. Paul-Maplewood G.O. Bonds
                 (Indpt. School Dist. No. 622), Ser. A,
                 MBIA, U.S. Govt. Coll.
      2,000,000  7.1s, 2/1/19                                                     Aaa             2,048,220
      3,000,000  6 7/8s, 2/1/15                                                   Aaa             3,069,570
                 Northfield, Hlth. Care Fac. Rev. Bonds
                 (Retirement Ctr.), Ser. A
        330,000  6s, 5/1/28                                                       B/P               329,170
        190,000  5 3/4s, 5/1/16                                                   B/P               190,190
      1,000,000  Northfield, Hosp. Rev. Bonds, Ser. C,
                 6s, 11/1/31                                                      BBB-            1,037,500
        800,000  Olmsted Cnty., Hlth. Care Fac. Rev.
                 Bonds (Olmsted Med. Ctr.), 5.55s, 7/1/19                         BB+/P             814,000
      2,000,000  Osseo, G.O. Bonds (Indpt. School Dist.
                 No. 279), Ser. A, MBIA, 5 1/4s, 2/1/21                           Aa2             2,140,000
      1,220,000  Pequot Lakes, G.O. Bonds (Indpt. School
                 Dist. No. 186), FGIC, 5s, 2/1/12                                 Aaa             1,360,300
      1,160,000  Ramsey Cnty., G.O. Bonds (Cap. Impt.),
                 Ser. A, 5 3/8s, 2/1/16                                           Aaa             1,242,650
      1,150,000  Ramsey Cnty., Hsg. & Redev. Auth.
                 Multi-Fam. Rev. Bonds (Hanover
                 Townhouses), 6s, 7/1/31                                          Aa2             1,193,125
                 Robbinsdale, G.O. Bonds (Indpt. School
                 Dist. No. 281)
      2,000,000  5 5/8s, 2/1/21                                                   Aa2             2,230,000
      1,500,000  MBIA, 5s, 2/1/14                                                 Aaa             1,599,375
      1,500,000  Rochester, Elec. Util. Rev. Bonds, 5
                 1/4s, 12/1/30                                                    Aa3             1,546,875
      2,000,000  Rochester, G.O. Bonds (Indpt. School
                 Dist. No. 535), Ser. A, 5 1/4s, 2/1/15                           AA+             2,095,000
      2,000,000  Roseville, G.O. Bonds (Indpt. School
                 Dist. No. 623), Ser. A, FSA, 5s, 2/1/25                          Aaa             2,055,000
      1,800,000  Sartell, Env. Rev. Bonds, Ser. A, 5.2s,
                 6/1/27                                                           Baa2            1,764,000
      2,540,000  Sauk Rapids, G.O. Bonds (Indpt. School
                 DIst. No. 047), Ser. B, FSA, zero %,
                 2/1/11                                                           Aaa             2,025,650
      2,495,000  SCA Tax Exempt Trust Multi-Fam. Mtge.
                 Rev. Bonds (Burnsville), Ser. A-9, FSA,
                 7.1s, 1/1/30                                                     Aaa             2,562,340
      1,500,000  St. Cloud, Hlth. Care Rev. Bonds (St.
                 Cloud Hosp. Oblig. Group), Ser. A, FSA,
                 6 1/4s, 5/1/17                                                   Aaa             1,751,250
      1,310,000  St. Michael, G.O. Bonds (Indpt. School
                 Dist. NO. 885), FSA, 5s, 2/1/16                                  Aaa             1,421,350
      2,475,000  St. Paul, COP (Indpt. School Dist. No.
                 625), Ser. C, 5 1/4s, 2/1/16                                     AA              2,511,110
      1,000,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev.
                 Bonds (Healtheast), Ser. B, 5.85s,
                 11/1/17                                                          Ba2               991,250
      1,500,000  St. Paul, Hsg. & Redev. Auth. Hlth. Care
                 Fac. Rev. Bonds (Regions Hosp.), 5.3s,
                 5/15/28                                                          BBB+            1,490,625
                 U. of MN Rev. Bonds, Ser. A
      1,000,000  5 3/4s, 7/1/18                                                   Aa2             1,193,750
      2,160,000  5 3/4s, 7/1/17                                                   Aa2             2,570,400
      1,000,000  5 1/2s, 7/1/21                                                   Aa2             1,158,750
      1,000,000  5 1/2s, 7/1/08                                                   Aa2             1,112,500
        565,000  Western MN Muni. Pwr. Agncy. Rev. Bonds,
                 Ser. A, AMBAC, 5 1/2s, 1/1/16                                    Aaa               632,800
      1,170,000  White Bear Lake, G.O. Bonds (Indpt.
                 School Dist. No. 624), Ser. C, FSA, 5s,
                 2/1/12                                                           Aaa             1,304,550
        250,000  Winona, Hlth. Care Fac. Rev. Bonds, Ser.
                 A, 6s, 7/1/34                                                    BBB-              255,313
                                                                                              -------------
                                                                                                128,368,413
New Jersey (0.3%)
-----------------------------------------------------------------------------------------------------------
        500,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 3/4s, 6/1/39                                            BBB               464,375

Puerto Rico (0.9%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Cmnwlth. of PR, G.O. Bonds (Pub. Impt.),
                 Ser. A, FGIC, 5 1/2s, 7/1/20                                     Aaa             1,173,750
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $123,847,818) (b)                                     $130,343,063
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $133,499,533.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at August 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at August 31, 2004. Securities rated by Putnam are indicated by "/P".

  (b) The aggregate identified cost on a tax basis is $123,847,818, resulting in gross unrealized appreciation and depreciation of $6,909,912 and $414,667, respectively, or net unrealized appreciation of $6,495,245.

      The rates shown on VRDN are the current interest rates at August 31, 2004.

      The fund had the following industry group concentration greater than 10% at August 31, 2004 (as a percentage of net assets):

      Health care   17.4%

      The fund had the following insurance concentrations greater than 10% at August 31, 2004 (as a percentage of net assets):

      FSA           17.0%
      MBIA          15.9

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004